Shareholder Report, Average Annual Return (Details) 195157_First American Multi-Manager Fixed-Income Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	93 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	3.18%	0.38%	2.34%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.88%	(0.45%)	1.65%